Consolidated Statements of Operations and Comprehensive Loss - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Continuing operations
Revenue (Note 3.3)	€ 53,014	€ 42,116
Cost of revenue	(37,350)	(29,039)
Gross profit	15,664	13,077
Other income	24	49
Other operating expenses	(17,511)	(15,100)
Sales and marketing expenses	(2,457)	(2,765)
Customer service expenses	(2,348)	(2,195)
Technical operations and development expenses	(3,374)	(2,764)
General and administrative expenses	(9,332)	(7,376)
Operating loss	(1,823)	(1,974)
Interest income and similar income	214	73
Interest expense and similar charges	(778)	(419)
Net finance expenses	(564)	(346)
Loss before taxes	(2,387)	(2,320)
Income tax benefit	1,240	616
Net loss	(1,147)	(1,704)
Other comprehensive income	827	0
Total comprehensive loss	€ (320)	€ (1,704)
Net (loss) earnings per share
Basic earnings/(loss) per share (In euro per share) (Note 4.13)	€ (0.89)	€ (68.16)
Diluted earnings/(loss) per share (In euro per share) (Note 4.13)	€ (0.89)	€ (68.16)